CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 639,932	$ 98,074	¥ 709,823		¥ 1,034,385
Restricted cash, current	85,826	13,153	240,741		89,222
Restricted cash, non-current	3,846	589	3,572		2,800
Total cash, cash equivalents and restricted cash	¥ 729,604	$ 111,816	¥ 954,136	$ 146,228	¥ 1,126,407	¥ 632,439